UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

      /s/ William Wang                 New York, NY            February 12, 2013
      -----------------                ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           11
                                         -----------

Form 13F Information Table Value Total:  $   139,930
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER              CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
BURGER KING WORLDWIDE INC          COMMON STOCK 121220107      11,317     688,347 SH       SOLE                  688,347
GARDNER DENVER INC                 COMMON STOCK 365558105      30,811     449,803 SH       SOLE                  449,803
HERTZ GLOBAL HOLDINGS INC          COMMON STOCK 42805T105      14,705     903,745 SH       SOLE                  903,745
INTERCONTINENTALEXCHANGE INC       COMMON STOCK 45865V100       1,696      13,702 SH       SOLE                   13,702
JPMORGAN CHASE & CO                WARRANTS     46634E114         621      52,392 SH       SOLE                   52,392
MBIA INC                           COMMON STOCK 55262C100       5,880     749,118 SH       SOLE                  749,118
NEXEN INC                          COMMON STOCK 65334H102      48,557   1,802,400 SH       SOLE                1,802,400
NYSE EURONEXT                      COMMON STOCK 629491101       2,413      76,505 SH       SOLE                   76,505
SHAW GROUP INC                     COMMON STOCK 820280105      16,505     354,106 SH       SOLE                  354,106
SPRINT NEXTEL CORP                 COMMON STOCK 852061100       2,499     440,689 SH       SOLE                  440,689
VIVUS INC                          COMMON STOCK 928551100       4,926     367,138 SH       SOLE                  367,138